Payden GNMA Fund
1
Schedule of Investments
- January 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (119%
)
143,027 FH 2B4763 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.620%), 5.87%,
10/01/45 (a) $ 146
13,507 FHLMC Multifamily Structured Pass-Through
Certificates KI06, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.334%),
5.68%, 3/25/25 (a) 14
484,435 FHLMC Multifamily Structured Pass-Through
Certificates KF60, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.604%),
5.95%, 2/25/26 (a) 485
354,053 FHLMC Multifamily Structured Pass-Through
Certificates KF74, (1 mo. Secured Overnight
Financing Rate Index + 0.530%), 5.88%,
1/25/27 (a) 353
645,675 FHLMC Multifamily Structured Pass-Through
Certificates Q013, 2.08%, 5/25/50 (b) 626
1,264,210 FN AL6513 , 5.00%, 7/01/44  1,284
212,416 FN BM2007 30YR , 4.00%, 9/01/48  204
1,074,986 FN FM9195 30YR , 2.50%, 10/01/51  914
75,272 FNR FA 2007-110, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.734%),
6.08%, 12/25/37 (a) 75
855 FNR FE 2010-86, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.564%),
5.91%, 8/25/25 (a) 1
159,752 G2 3711 30YR , 5.50%, 5/20/35  166
204,338 G2 3747 30YR , 5.00%, 8/20/35  208
129,789 G2 3772 30YR , 5.00%, 10/20/35  132
259,308 G2 3785 30YR , 5.00%, 11/20/35  264
286,090 G2 4802 30YR , 5.00%, 9/20/40  292
973,601 G2 4853 30YR , 4.00%, 11/20/40  950
358,362 G2 5083 30YR , 5.00%, 6/20/41  365
1,142,704 G2 5115 30YR , 4.50%, 7/20/41  1,141
974,200 G2 5258 30YR , 3.50%, 12/20/41  916
451,469 G2 770239 30YR , 4.00%, 2/20/42  440
626,440 G2 785023 15YR , 3.00%, 5/20/34  600
1,343,787 G2 785219 30YR , 2.00%, 12/20/50  1,101
560,885 G2 785289 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 3.39%, 12/20/47 (a) 564
1,611,463 G2 785524 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.529%), 3.59%, 12/20/41 (a) 1,610
107,878 G2 80029 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 1/20/27 (a) 106
182,058 G2 80052 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 3/20/27 (a) 178
141,939 G2 80059 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.88%, 4/20/27 (a) 140
316,549 G2 80074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.88%, 5/20/27 (a) 313
643,617 G2 80152 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 1/20/28 (a) 643
171,562 G2 80154 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 1/20/28 (a) 171
Principal
or Shares Security Description
Value
(000)
253,312 G2 80169 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 2/20/28 (a) $ 249
373,720 G2 80184 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.88%, 4/20/28 (a) 373
408,477 G2 80319 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 9/20/29 (a) 403
412,983 G2 80637 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 9/20/32 (a) 409
830,697 G2 80795 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.75%, 12/20/33 (a) 823
302,550 G2 80826 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 2/20/34 (a) 306
507,988 G2 80835 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 2/20/34 (a) 514
462,698 G2 81282 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 3/20/35 (a) 468
451,727 G2 82074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.88%, 5/20/38 (a) 453
317,965 G2 82107 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 7/20/38 (a) 317
615,520 G2 82457 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 1/20/40 (a) 626
321,259 G2 82463 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 1/20/40 (a) 327
92,381 G2 83031 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 1/20/42 (a) 91
171,761 G2 8991 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.75%, 10/20/26 (a) 170
862,045 G2 AY5132 , 3.25%, 7/20/37  815
989,536 G2 AY5138 , 3.25%, 12/20/37  936
146,688 G2 MA0312 , 3.50%, 8/20/42  134
183,054 G2 MA0387 , 3.50%, 9/20/42  168
1,330,337 G2 MA0698 30YR , 3.00%, 1/20/43  1,211
1,207,920 G2 MA1012 30YR , 3.50%, 5/20/43  1,138
1,064,148 G2 MA1089 30YR , 3.00%, 6/20/43  969
1,037,280 G2 MA1520 30YR , 3.00%, 12/20/43  944
974,870 G2 MA2304 30YR , 4.00%, 10/20/44  950
887,909 G2 MA2522 30YR , 4.00%, 1/20/45  865
577,590 G2 MA2767 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 3.50%, 4/20/45 (a) 580
426,179 G2 MA3454 30YR , 3.50%, 2/20/46  398
1,349,686 G2 MA3662 30YR , 3.00%, 5/20/46  1,220
835,924 G2 MA3663 30YR , 3.50%, 5/20/46  781
1,561,980 G2 MA3735 30YR , 3.00%, 6/20/46  1,414
670,903 G2 MA3936 30YR , 3.00%, 9/20/46  607
562,165 G2 MA4069 30YR , 3.50%, 11/20/46  525
675,983 G2 MA4195 30YR , 3.00%, 1/20/47  611
424,563 G2 MA4197 30YR , 4.00%, 1/20/47  408
656,156 G2 MA4262 30YR , 3.50%, 2/20/47  612

Payden Mutual Funds
Payden GNMA Fund
continued
Principal
or Shares Security Description
Value
(000)
842,343 G2 MA4321 30YR , 3.50%, 3/20/47  $ 787
473,252 G2 MA4322 30YR , 4.00%, 3/20/47  454
1,128,217 G2 MA4382 30YR , 3.50%, 4/20/47  1,052
348,545 G2 MA4510 30YR , 3.50%, 6/20/47  326
751,837 G2 MA4719 30YR , 3.50%, 9/20/47  702
552,333 G2 MA4962 30YR , 3.50%, 1/20/48  515
1,096,638 G2 MA5265 30YR , 4.50%, 6/20/48  1,082
2,046,434 G2 MA6473 30YR , 2.50%, 2/20/50  1,785
605,954 G2 MA6709 30YR , 2.50%, 6/20/50  527
1,836,828 G2 MA6818 30YR , 2.00%, 8/20/50  1,532
1,453,366 G2 MA6930 30YR , 2.00%, 10/20/50  1,211
2,103,177 G2 MA6931 30YR , 2.50%, 10/20/50  1,823
2,151,721 G2 MA7051 30YR , 2.00%, 12/20/50  1,794
1,160,234 G2 MA7367 30YR , 2.50%, 5/20/51  1,005
2,386,299 G2 MA7472 30YR , 2.50%, 7/20/51  2,066
2,522,675 G2 MA7533 30YR , 2.00%, 8/20/51  2,104
1,971,440 G2 MA7535 30YR , 3.00%, 8/20/51  1,766
2,616,074 G2 MA7589 30YR , 2.50%, 9/20/51  2,263
2,542,892 G2 MA7648 30YR , 2.00%, 10/20/51  2,120
2,057,798 G2 MA7705 30YR , 2.50%, 11/20/51  1,780
2,163,191 G2 MA7706 30YR , 3.00%, 11/20/51  1,936
2,344,950 G2 MA7766 30YR , 2.00%, 12/20/51  1,954
2,875,690 G2 MA7767 30YR , 2.50%, 12/20/51  2,488
1,744,930 G2 MA7768 30YR , 3.00%, 12/20/51  1,560
2,644,612 G2 MA7881 30YR , 2.50%, 2/20/52  2,287
445,158 G2 MA7882 30YR , 3.00%, 2/20/52  398
2,378,385 G2 MA7987 30YR , 2.50%, 4/20/52  2,058
1,785,320 G2 MA7990 30YR , 4.00%, 4/20/52  1,696
2,476,803 G2 MA8097 30YR , 2.50%, 6/20/52  2,142
2,335,779 G2 MA8146 30YR , 2.00%, 7/20/52  1,948
1,906,459 G2 MA8200 30YR , 4.00%, 8/20/52  1,811
1,350,059 G2 MA8266 30YR , 3.50%, 9/20/52  1,246
277,396 G2 MA8344 30YR , 3.00%, 10/20/52  248
1,963,540 G2 MA8948 30YR , 5.50%, 6/20/53  1,977
1,788,116 G2 MA9242 30YR , 6.00%, 10/20/53  1,816
2,800,000 G2SF , 2.00%, 2/15/3930YR TBA (c) 2,332
3,850,000 G2SF , 3.50%, 2/15/3930YR TBA (c) 3,552
2,700,000 G2SF , 4.50%, 2/15/3930YR TBA (c) 2,629
2,700,000 G2SF , 5.00%, 2/15/3930YR TBA (c) 2,682
3,100,000 G2SF , 5.50%, 2/15/3930YR TBA (c) 3,120
5,000,000 G2SF , 6.00%, 2/15/3930YR TBA (c) 5,077
2,280,000 G2SF , 6.50%, 2/15/3930YR TBA (c) 2,331
201,305 GN 455989 , 5.00%, 7/15/26  199
45,277 GN 558954 , 5.25%, 5/15/29  45
277,644 GN 558956 , 4.50%, 6/15/29  275
115,038 GN 605099 30YR , 5.50%, 3/15/34  119
275,747 GN 616826 30YR , 5.50%, 1/15/35  282
547,256 GN 710868 30YR , 5.50%, 9/15/39  566
209,229 GN 728153 , 5.50%, 10/15/29  210
67,516 GN 728159 , 5.25%, 11/15/29  68
118,855 GN 781810 30YR , 5.50%, 10/15/34  123
1,009,289 GN 785986 30YR , 3.00%, 10/15/51  902
296,020 GNR AF 2012-18, (1 mo. Term Secured
Overnight Financing Rate + 0.414%), 5.75%,
2/20/38 (a) 295
18,429 GNR AH 2015-159, 2.50%, 5/20/43  18
625,976 GNR F 2004-56, (1 mo. Term Secured
Overnight Financing Rate + 0.514%), 5.85%,
6/20/33 (a) 626
Principal
or Shares Security Description
Value
(000)
150,264 GNR FA 2001-35, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 5.70%,
8/16/31 (a) $ 150
197,723 GNR FB 2007-76, (1 mo. Term Secured
Overnight Financing Rate + 0.614%), 5.95%,
11/20/37 (a) 198
549,968 GNR FB 2008-11, (1 mo. Term Secured
Overnight Financing Rate + 0.714%), 6.05%,
2/20/38 (a) 550
323,048 GNR FC 2003-71, (1 mo. Term Secured
Overnight Financing Rate + 0.614%), 5.95%,
7/20/33 (a) 323
462,829 GNR FC 2007-54, (1 mo. Term Secured
Overnight Financing Rate + 0.374%), 5.71%,
9/20/37 (a) 461
899,465 GNR FC 2018-91, (1 mo. Term Secured
Overnight Financing Rate + 0.414%), 5.77%,
7/20/48 (a) 869
310,867 GNR FG 2004-86, (1 mo. Term Secured
Overnight Financing Rate + 0.514%), 5.85%,
7/20/34 (a) 310
469,289 GNR FH 2004-59, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 5.70%,
8/16/34 (a) 468
171,856 GNR FH 2008-2, (1 mo. Term Secured
Overnight Financing Rate + 0.564%), 5.90%,
1/20/38 (a) 171
620,357 GNR FJ 2019-6, (1 mo. Term Secured Overnight
Financing Rate + 0.514%), 5.85%, 1/20/49 (a) 602
654,718 GNR FK 2006-60, (1 mo. Term Secured
Overnight Financing Rate + 0.314%), 5.65%,
11/20/36 (a) 651
286,020 GNR LF 2011-153, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 5.70%,
7/16/41 (a) 281
875,874 GNR ST 2014-79, 20.61%, 7/20/29 (b)(d) 3
658,313 GNR UF 2008-67, (1 mo. Term Secured
Overnight Financing Rate + 0.564%), 5.90%,
6/20/38 (a) 658
Total Mortgage Backed (Cost - $125,123)
118,622
Investment Company (3%
)
2,683,572 Payden Cash Reserves Money Market Fund *
(Cost - $2,684)
2,684
Total Investments (Cost - $127,807) (122%)
121,306
Liabilities in excess of Other Assets (-22%)
(21,588)
Net Assets (100%) $ 99,718
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at January
31, 2024.
(b) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c) Security was purchased on a delayed delivery basis.
(d) Yield to maturity at time of purchase.